FAIR VALUE MEASUREMENTS AND FINANCIAL INSTRUMENTS - SCHEDULE OF ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Assets:
Marketable securities	$ 89,342	$ 39,200
Fair Value on a Recurring Basis
Assets:
Total	984,635	1,080,096
Liabilities:
Contingent consideration arrangements	(33,871)	(33,873)
Fair Value on a Recurring Basis | Money market funds
Assets:
Cash equivalents	667,662	601,848
Fair Value on a Recurring Basis | Time deposits
Assets:
Cash equivalents	79,000	125,038
Fair Value on a Recurring Basis | Treasury discount notes
Assets:
Cash equivalents	24,991
Marketable securities	34,974
Fair Value on a Recurring Basis | Commercial paper
Assets:
Cash equivalents	123,640	302,418
Marketable securities	49,797
Fair Value on a Recurring Basis | Corporate debt securities
Assets:
Marketable securities	4,571	27,578
Fair Value on a Recurring Basis | Equity security
Assets:
Marketable securities		11,622
Long-term investments		7,542
Fair Value on a Recurring Basis | Auction rate security
Assets:
Long-term investments		4,050
Fair Value on a Recurring Basis | Level 1
Assets:
Total	727,627	621,012
Liabilities:
Contingent consideration arrangements	0	0
Fair Value on a Recurring Basis | Level 1 | Money market funds
Assets:
Cash equivalents	667,662	601,848
Fair Value on a Recurring Basis | Level 1 | Time deposits
Assets:
Cash equivalents	0	0
Fair Value on a Recurring Basis | Level 1 | Treasury discount notes
Assets:
Cash equivalents	24,991
Marketable securities	34,974
Fair Value on a Recurring Basis | Level 1 | Commercial paper
Assets:
Cash equivalents	0	0
Marketable securities	0
Fair Value on a Recurring Basis | Level 1 | Corporate debt securities
Assets:
Marketable securities	0	0
Fair Value on a Recurring Basis | Level 1 | Equity security
Assets:
Marketable securities		11,622
Long-term investments		7,542
Fair Value on a Recurring Basis | Level 1 | Auction rate security
Assets:
Long-term investments		0
Fair Value on a Recurring Basis | Level 2
Assets:
Total	257,008	455,034
Liabilities:
Contingent consideration arrangements	0	0
Fair Value on a Recurring Basis | Level 2 | Money market funds
Assets:
Cash equivalents	0	0
Fair Value on a Recurring Basis | Level 2 | Time deposits
Assets:
Cash equivalents	79,000	125,038
Fair Value on a Recurring Basis | Level 2 | Treasury discount notes
Assets:
Cash equivalents	0
Marketable securities	0
Fair Value on a Recurring Basis | Level 2 | Commercial paper
Assets:
Cash equivalents	123,640	302,418
Marketable securities	49,797
Fair Value on a Recurring Basis | Level 2 | Corporate debt securities
Assets:
Marketable securities	4,571	27,578
Fair Value on a Recurring Basis | Level 2 | Equity security
Assets:
Marketable securities		0
Long-term investments		0
Fair Value on a Recurring Basis | Level 2 | Auction rate security
Assets:
Long-term investments		0
Fair Value on a Recurring Basis | Level 3
Assets:
Total	0	4,050
Liabilities:
Contingent consideration arrangements	(33,871)	(33,873)
Fair Value on a Recurring Basis | Level 3 | Money market funds
Assets:
Cash equivalents	0	0
Fair Value on a Recurring Basis | Level 3 | Time deposits
Assets:
Cash equivalents	0	0
Fair Value on a Recurring Basis | Level 3 | Treasury discount notes
Assets:
Cash equivalents	0
Marketable securities	0
Fair Value on a Recurring Basis | Level 3 | Commercial paper
Assets:
Cash equivalents	0	0
Marketable securities	0
Fair Value on a Recurring Basis | Level 3 | Corporate debt securities
Assets:
Marketable securities	$ 0	0
Fair Value on a Recurring Basis | Level 3 | Equity security
Assets:
Marketable securities		0
Long-term investments		0
Fair Value on a Recurring Basis | Level 3 | Auction rate security
Assets:
Long-term investments		$ 4,050